Form N-1A Cover	Jul. 23, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Roundhill ETF Trust
Entity Central Index Key	0001976517
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 23, 2025
Prospectus Date	May 01, 2025